Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions
Schedule of transactions with related parties

(Thousands)	June 30, 2022	December 31, 2021
Short-term related party debt:
Brown Brothers Harriman(1)	$—	$34,199

Subordinated related party debt:
Wooster Capital(2)	9,800	9,800
Jo Ellen Ford(1)	3,500	3,500
Total	$13,300	$13,300

	Three Months Ended June 30,		Six Months Ended June 30,
(Thousands)	2022	2021	2022	2021
Interest expense, net:
Brown Brothers Harriman(1)	$—	$287	$541	$578
Wooster Capital(2)	149	147	296	297
Jo Ellen Ford(1)	53	52	106	106
Westrock Finance, LLC(2)	—	97	—	192
Total	$202	$583	$943	$1,173
(1)	Related through common ownership
(2)	Related through common ownership and management

(Thousands)	December 31, 2021	December 31, 2020
Short-term related party debt:
Brown Brothers Harriman(1)	$34,199	$26,316

Subordinated related party debt:
Wooster Capital(2)	9,800	9,800
Jo Ellen Ford(2)	3,500	3,500
Westrock Finance, LLC(2)	—	4,280
Total	$13,300	$17,580

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Selling, general and administrative expense
Westrock Group, LLC(1)	$3,333	$2,778

Interest expense, net:
Brown Brothers Harriman(1)	1,393	1,509
Wooster Capital(2)	599	498
Jo Ellen Ford(2)	214	178
Westrock Finance, LLC(2)	423	460
Total	$2,629	$2,645
(1)	Related through common ownership and management
(2)	Related through common ownership